Fair Value of Financial Instruments (Gains (Losses) Due To Changes in Fair Value for Financial Instruments Measured At Fair Value Using the Fair Value Option) (Details) In Billions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Trading Assets [Member] USD ($)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Trading Assets [Member] JPY (¥)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Trading Assets [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Private Equity [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Private Equity [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Collateralized Agreements [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Collateralized Agreements [Member] USD ($)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Loans and Receivable [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Loans and Receivable [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Loans and Receivable [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Short-Term Borrowings [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Short-Term Borrowings [Member] USD ($)		Mar. 31, 2010 Trading Liabilities [Member] Short-Term Borrowings [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Collateralized Financing [Member] USD ($)		Mar. 31, 2011 Trading Liabilities [Member] Long-Term Borrowings [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Long-Term Borrowings [Member] USD ($)		Mar. 31, 2010 Trading Liabilities [Member] Long-Term Borrowings [Member] JPY (¥)
Net gain (loss) on trading assets	$ 0.12	¥ 10.00	¥ 7.00	$ (0.04)	[1]	¥ (4.00)	[1]	¥ (1.00)	[1]	¥ 0	¥ 0	¥ 6.00	[2]	$ 0.07	[2]	$ 0.09	¥ 8.00	¥ 8.00
Net gain (loss) on trading liabilities	$ (0.53)	¥ (44.00)	¥ (150.00)																¥ (7.00)	[3]	$ (0.08)	[3]	¥ (3.00)	[3]	$ 0	[2]	¥ (37.00)	[3],[4]	$ (0.45)	[3],[4]	¥ (147.00)	[3],[4]

[1]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[2]	Includes resale and repurchase agreements elected for the fair value option.
[3]	Includes structured notes and other financial liabilities elected for the fair value option.
[4]	Includes liabilities recognized from secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.